Discontinued Operations	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operations	DISCONTINUED OPERATIONS
On October 24, 2023, the Company completed the disposition of the assets in its Northern U.S. CGU. The Northern U.S. CGU represents a geographical area of the Company's operations, therefore, its results have been classified as a discontinued operation in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. See Note 8 - "Capital Acquisitions and Dispositions" for additional information. Upon disposition of the Company's U.S. operations, the cumulative foreign currency translation recognized in accumulated other comprehensive income was reclassified from shareholders' equity to profit or loss. As a result, the Company recognized a foreign exchange gain of $621.7 million in the year ended December 31, 2023.
In the year ended December 31, 2023, the Company derecognized its U.S. tax pools as a result of the completed North Dakota asset sale.
a) Results from discontinued operations
The following table summarizes the Company's financial results from discontinued operations:

For the years ended December 31
(Cdn$ millions)	2023	2022
REVENUE AND OTHER INCOME
Oil and gas sales	612.9	646.1
Royalties	(155.9)	(165.4)
Oil and gas revenue	457.0	480.7
Commodity derivative losses	(23.4)	—
Other loss	(2.2)	(0.2)
	431.4	480.5
EXPENSES
Operating	80.0	84.9
Transportation	12.2	8.8
General and administrative	12.7	3.4
Foreign exchange gain	(621.7)	—
Share-based compensation	(0.4)	0.3
Depletion, depreciation and amortization	170.3	144.5
Impairment (impairment reversal)	728.4	(71.3)
Accretion and financing	0.4	0.4
	381.9	171.0
Net income before tax from discontinued operations	49.5	309.5
Tax expense (recovery)
Current	—	—
Deferred	278.6	(27.2)
Net income (loss) from discontinued operations	(229.1)	336.7
b) Cash flows from discontinued operations
The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

For the years ended December 31
(Cdn$ millions)	2023	2022
Cash provided by (used in) discontinued operations
Operating activities	399.0	363.5
Investing activities	177.3	(252.3)
Increase in cash from discontinued operations	576.3	111.2